SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Prior period financial statements were presented on a consolidated basis; however, as the Company has not had subsidiaries during the periods presented, the Company has revised the presentation to remove references to consolidation. This change had no impact on the financial statements.

The accompanying financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the financial statements.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all cash on hand and in banks, certificates of deposit and other highly liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The fixed assets are depreciated between 3-5 years.

Goodwill and Intangible Assets

Intangible assets are measured at cost less accumulated amortization and impairment losses, if any. They are amortized on a straight-line basis over their estimated useful lives. The straight-line method of amortization is used as it has been determined to approximate the use pattern of the assets. We evaluate goodwill for impairment annually, or whenever events or changes in circumstances indicate that the fair value of the reporting unit is more likely than not below its carrying amount.

Our goodwill and intangible assets represent a significant portion of our total assets and are subject to impairment testing, which requires us to make significant estimates and assumptions. Long-lived assets (including amortizable identifiable intangible assets) or asset groups held for use are tested for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. When such events occur, we compare the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group to the carrying amount of a long-lived asset or asset group. The cash flows are based on our best estimate of future cash flows derived from the most recent business projections. If this comparison indicates that the asset is not recoverable, we estimate the fair value of the asset group using a discounted cash flow model. An impairment charge is then recorded for any excess carrying value above the estimated fair value of the asset group.

Goodwill is tested for impairment on an annual basis and more often if circumstances indicate that an impairment may be necessary. Goodwill impairment is recognized for any excess carrying value above the estimated fair value of the asset group. Fair value is estimated using the same approach as described above for long-lived asset testing.

The significant assumptions we use in the discounted cash flow models are revenue growth rate, gross profit margins on product sales, operating income margin, and the discount rate used to determine the present value of the cash flow projections. Among other inputs, revenue growth rate and operating income margin are determined by management using historical performance trends, projected performance from existing partnerships, industry data, relevant changes in the reporting unit’s underlying business, and other market trends that may affect the reporting unit. The discount rate is based on the estimated weighted average cost of capital as of the test date of market participants in the industry in which the reporting unit operates. The assumptions used in the discounted cash flow model are subject to significant judgment and uncertainty. Changes in projected revenue growth rates, gross profit margins, projected operating income margins, or estimated discount rates due to uncertain market conditions, changes in technology, changes in geopolitical factors, or other factors, could result in one or more of our reporting units with a significant amount of identifiable intangible assets recognizing material impairment charges, which could be material to our results of operations and financial position. Our historical or projected revenues or cash flows may not be indicative of actual future results. During the years ended December 31, 2025 and 2024, we recorded impairment charges of $2,938,247 and $198,193. See Notes 7 and 8 for additional information.

Fair Value of Financial Instruments

The fair value measurements and disclosure guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2: Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3: Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

The Company’s financial instruments as of December 31, 2025, consisted of cash and cash equivalents, accounts payable, notes payable and promissory notes, derivatives, and warrants. Financial instruments valued using Level 1 inputs include cash and cash equivalents, accounts payable and notes and promissory notes. The carrying amount of these financial instruments approximates fair value due to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements. See Note 10 for additional information on notes payable and promissory notes. Financial instruments valued using Level 3 inputs include derivatives and warrants. See Notes 11 and 12, for additional fair value information of derivatives and warrants.

The Company’s financial instruments as of December 31, 2024, consisted of cash and cash equivalents. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Revenue Recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606 upon the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The company has three types of revenues; a) fees charged to shops for registering with the company’s app, b) treats sent from receiving and/or sending consumers, and c) advertising from other company brands on the app.

All services are recorded at the time that control of the products is transferred to the Receiving consumers upon their redemption of their treat. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including our right to payment, and the legal title of the products. Based on the assessment of control indicators, sales are generally recognized when products are delivered to consumers.

Revenue recognized from contracts with customers is disclosed separately from other sources of revenue. ASC 606 includes guidance on when revenue should be recognized on a Gross (Principal) or Net (Agent) basis. The Company’s revenue is recognized primarily as performance obligations are satisfied. For all fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period.

Stock-Based Compensation

The measurement and recognition of stock - based compensation expense is based on estimated fair values for all share-based awards made to employees and directors, including stock options and for non-employee equity transactions as per ASC 718 rules.

For transactions in which the Company obtains certain services of employees, directors, and consultants in exchange for an award of equity instruments, the Company measures the cost of the services based on the grant date fair value of the award. The Company recognizes the cost over the vesting period.

Basic and Diluted Loss Per Share

Basic loss per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. As of December 31, 2025 and 2024, potentially dilutive securities were comprised of (i) 9,300,104 and -0- unvested restricted stock units (“RSUs”), respectively, and (ii) 4,100,000 and 2,000,000 stock warrants, respectively.

Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. Our Chief Executive Officer is our CODM. He allocates resources to achieve our operating profit goals and historically reviewed business performance through two operating segments, Dynamic Aerospace Systems (developer and OEM for UAVs) and Dynamic Deliveries (operator of autonomous mesh logistics networks).

Foreign Currency Translation

The Company considers the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company operates. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

Recent Accounting Pronouncements

From time to time, the FASB or other standards setting bodies issue new accounting pronouncements. The FASB issues updates to new accounting pronouncements through the issuance of an Accounting Standards Update (“ASU”). Unless otherwise discussed, the Company believes that the impact of recently issued guidance, whether adopted or to be adopted in the future, is not expected to have a material impact on the Company’s financial statements upon adoption.